FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2014
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2,711	2,711	2,085	626	-
Held to maturity securities	9,337	9,599	73	9,507	19
Loans at amortized cost, net of allowance	47,276	48,120	-	-	48,120
Financial Liabilities:
Deposits at amortized cost	66,090	66,098	25,266	40,832	-
Long-term debt at amortized cost	1,513	1,343	-	1,302	41

	Year ended December 31, 2015
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	2,432	2,428	1,857	571	-
Held to maturity securities	9,292	9,596	70	9,509	17
Loans at amortized cost, net of allowance	43,221	41,715	-	-	41,715
Financial Liabilities:
Deposits at amortized cost	67,562	67,544	27,352	40,192	-
Long-term debt at amortized cost	770	771	-	771	-

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2014 Restated (3)				value
	(EUR in millions)
Assets
Trading assets	126	2,245	15	2,386
Debt securities issued by other governments and public sector entities	55	297	-	352
Greek treasury bills	-	1,799	-	1,799
Foreign treasury bills	61	72	-	133
Debt securities issued by Greek financial institutions	-	1	-	1
Debt securities issued by foreign financial institutions	-	36	15	51
Corporate debt securities issued by Greek companies	-	31	-	31
Corporate debt securities issued by foreign companies	-	9	-	9
Equity securities issued by Greek companies	2	-	-	2
Equity securities issued by foreign companies	5	-	-	5
Mutual fund units	3	-	-	3
Derivative assets	3	4,765	28	4,796
Available-for-sale securities	776	2,283	260	3,319
Greek government bonds	-	501	236	737
Debt securities issued by other governments and public sector entities	512	643	-	1,155
Greek treasury bills	-	169	-	169
Foreign treasury bills	-	269	-	269
Debt securities issued by companies incorporated in Greece	-	401	1	402
Debt securities issued by companies incorporated outside Greece	-	299	23	322
Equity securities issued by companies incorporated in Greece	41	-	-	41
Equity securities issued by companies incorporated outside Greece	18	1	-	19
Mutual Fund units	205	-	-	205
Other assets	266	39	11	316
Total Assets	1,171	9,332	314	10,817
Liabilities
Deposits at fair value(2)	-	16	-	16
Derivative liabilities	1	5,693	5	5,699
Long-term debt at fair value(1)	-	872	-	872
Accounts payable, accrued expenses and other liabilities (Securities short position)	4	-	-	4
Total liabilities	5	6,581	5	6,591

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
(3)	Information relating to restatement is disclosed in Note 44.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2015				fair value
	(EUR in millions)
Assets
Trading assets	157	2,314	13	2,484
Debt securities issued by other governments and public sector entities	120	269	-	389
Greek treasury bills	-	1,858	-	1,858
Foreign treasury bills	23	62	-	85
Debt securities issued by foreign financial institutions	-	62	13	75
Corporate debt securities issued by Greek companies	-	38	-	38
Corporate debt securities issued by foreign companies	-	20	-	20
Equity securities issued by Greek companies	6	-	-	6
Equity securities issued by foreign companies	-	5	-	5
Mutual fund units	8	-	-	8
Derivative assets	1	3,883	11	3,895
Available-for-sale securities	903	4,999	325	6,227
Greek government bonds	-	561	271	832
Debt securities issued by other governments and public sector entities	543	3,388	-	3,931
Greek treasury bills	-	470	-	470
Foreign treasury bills	8	221	-	229
Debt securities issued by companies incorporated in Greece	-	139	-	139
Debt securities issued by companies incorporated outside Greece	-	200	23	223
Equity securities issued by companies incorporated in Greece	57	3	-	60
Equity securities issued by companies incorporated outside Greece	8	17	31	56
Mutual Fund units	287	-	-	287
Other assets	205	102	-	307
Total Assets	1,266	11,298	349	12,913
Liabilities
Deposits at fair value(2)	-	2	-	2
Derivative liabilities	1	4,634	6	4,641
Total Liabilities	1	5,462	6	5,469
(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 13 and Note 25).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

Fair values For Discontinued Operations Measured At Fair Value On Recurring Basis Tables [Text Block]
Fair Value Disclosures Reconciliation Of Level 3 Financial Instruments Tables [Text Block]

		2014
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	24	18	-	-	-	(27)	-	-	15
Debt securities issued by foreign financial institutions	24	18	-	-	-	(27)	-	-	15
Net Derivatives	17	(10)	-	4	-	-	12	-	23
Available-for-sale securities	280	3	(31)	14	(6)	-	-	-	260
Greek government bonds	266	1	(31)	-	-	-	-	-	236
Debt securities issued by companies incorporated in Greece	7	-	-	-	(6)	-	-	-	1
Debt securities issued by companies incorporated outside Greece	7	2	-	14	-	-	-	-	23
Other assets	11	-	-	-	-	-	-	-	11

	2015
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	15	(1)	-	-	-	(1)	-	-	13
Debt securities issued by foreign financial institutions	15	(1)	-	-	-	(1)	-	-	13
Net Derivatives	23	(10)	-	1	-	2	11	(22)	5
Available-for-sale securities	260	(9)	44	-	-	(1)	31	-	325
Greek government bonds	236	(9)	44	-	-	-	-	-	271
Debt securities issued by companies incorporated in Greece	1	-	-	-	-	(1)	-	-	-
Debt securities issued by companies incorporated outside Greece	23	-	-	-	-	-	-	-	23
Equity securities issued by companies incorporated outside Greece	-	-	-	-	-	-	31	-	31
Other assets	11	-	-	-	-	(11)	-	-	-

Quantitative Information About Level 3 Fair Value Measurement Disclosure [Text Block]

Quantitative Information about Level 3 Fair Value Measurements 2014

				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	15	Price Based	Price	28.90	103.01
Available-for-sale Greek Government bonds	236	Discounted Cash Flows	Credit Spread over 30 years	612 bps	612 bps
Available-for-sale debt securities issued by companies incorporated in Greece	1	Price Based	Price	100.5	100.5
Available-for-sale debt securities issued by companies incorporated outside Greece	23	Price based	Price	77.2	100.4
		Collateral Based	Factor of Collateral Realization	42.0%	65.0%

Net Derivatives

Interest Rate Swaps	18	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps
	4	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	0.68	0.95
Credit Derivative	(4)	Internal Model	Expected Loss Rate	1.3%	1.3%
Other Derivatives	4	Market Standard Black Scholes Model	FX pair correlation	-0.37	0.89
	1	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	80 bps	1000 bps

Other assets	11	Price Based	Price	100.3	100.3

Quantitative Information about Level 3 Fair Value Measurements 2015
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	13	Price Based	Price	23.51	100.87
Available-for-sale Greek Government bonds	271	Discounted Cash Flows	Credit Spread over 30 years	556 bps	556 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	23	Price Based	Price	93.76%	100.37%
		Collateral Based	Factor of Collateral Realization	42.00%	65.00%
Equity securities issued by companies incorporated outside Greece	31	Agreed Buyout Consideration	Share of proceeds calculation	n/a	n/a

Net Derivatives

Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000 bps	1000 bps
	1	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	67.79%	90.00%
	3	Discounted Cash Flows	FX pair correlation	-50.00%	94.64%
Credit Derivative	-2	Internal Model	Expected Loss Rate	0.75%	0.75%
Other Derivatives	-4	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	322 bps	505 bps